Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition (Details) - Fair Value, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	¥ 615,461	¥ 925,678
Investments – equity security recorded within other current assets	13,755	96,343
Contingent consideration	17,549	13,461
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets	13,755	96,343
Contingent consideration
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	615,461	925,678
Investments – equity security recorded within other current assets
Contingent consideration
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets
Contingent consideration	¥ 17,549	¥ 13,461